Segment Disclosures (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Disclosures (Details) [Line Items]
Number of operating segments	3	2	3	2
Segment reporting, description			The Company operates the SGS reporting segment and the JTM segment in one geographical area (the United States) and the ADEX/AWS PR/TROP/High Wire operating segment in three geographical areas (the United States, Puerto Rico and Canada).
Spectrum Global Solutions, Inc. [Member]
Segment Disclosures (Details) [Line Items]
Number of operating segments					2	2
Segment reporting, description					The Company operates the SGS reporting segment in one geographical area (the United States) and the ADEX/AWS PR/TROP operating segment in three geographical areas (the United States, Puerto Rico and Canada).